Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-based compensation
Share-based compensation

21      Share-based compensation

a. Equity-settled share-based payment arrangement

Stock option program

First plan (2020 / 2021)

On March 30, 2020, the Board of Directors approved the 1st and 2nd stock option programs and, on February 26, 2021, approved the 3rd and 4th stock option programs, through which selected executives were granted options that concede the right to exercise the stock purchase, subject to certain conditions under the “Stock Option Plan” (“SOP”), with the option to settle in equity or cash.

On October 29, 2021, in connection with the corporate reorganization mentioned in the note 1.a, the Board of Directors approved the migration of the plan from the subsidiary CI&T Brazil to the Company. The Company recognized the rights of each participant accrued under the corresponding plan and related programs and shall assume all obligations of CI&T Software under such plan. Since that, the Company remeasured the fair value of the stock options granted, both of the Company and of the subsidiary CI&T Brazil on the date of the plan migration. The remeasurement to fair value of the stock options granted was immaterial.

The options granted become options granted under the CI&T Cayman Plan, provided that each option shall concede the right to acquire one class A common share issued by Company.

Considering that the number of shares forming the Company’s capital stock is approximately 68.14 times the number of shares forming the subsidiary CI&T Brazil, the number of granted options and the exercise price were adjusted in the same proportion.

Second plan (2022)

On June 9, 2022, the Board of Directors approved the 2nd stock option plan, through which selected executives were granted options that confer the right to exercise the stock purchase, subject to certain conditions under the “Stock Option Plan”, with the option to settle in equity.

Incentive stock options program

On October 1, 2022, the Board of Directors approved the Incentive Stock Options (“ISO”) program. An ISO is a stock option that meets the requirements of Section 422 of the U.S. Code. The ISO may be granted only to Company employees or employees of certain of the Company’s subsidiaries and must have an exercise price of no less than 100% of the fair market value (or 110% with respect to a 10% shareholder) of a Class A common share of the Company on the grant date and a term of no more than 10 years (or five years with respect to a 10% shareholder). The aggregate fair market value, determined at the time of grant, of the Class A common shares of the Company subject to ISOs that are exercisable for the first time by a participant during any calendar year may not exceed US$ 100,000. The Plan provides that participants terminated for “cause” will forfeit all of their ISOs, whether or not vested. Participants terminated for any other reason will forfeit their unvested ISOs, retain their vested ISOs. No dividends or dividend equivalents will be paid on ISOs.

Restricted stock units program

On October 1, 2022, the Board of Directors approved the Restricted Stock Units (“RSU”) program. A restricted stock unit is an unfunded and unsecured obligation to issue Class A common shares of the Company (or an equivalent cash amount) to participants in the future. The RSU become payable on terms and conditions determined by the Company and will vest and be settled at such times in cash, shares, or other specified property, as determined by the Company. Participants have no rights of a shareholder as to the RSU, including no voting rights or rights to dividends, until the underlying Class A common shares of the Company are issued or become payable to the participant. Expect as otherwise provided by the Company, in the event a participant is terminated for any reason, the vesting with respect to the participant’s RSU will cease, each of the participant’s outstanding unvested RSU will be forfeited for no consideration as of the date such termination, and any shares remaining undelivered with respect to the participant’s vested RSU will be delivered on the delivery date specified in the applicable award agreement.

The key terms and conditions related to the grants under these programs are as follows:

Plan	Currency	Number of granted options/RSUs	Fair value at grant date (R$)	Contractual life (i)	Limit date (i)
Stock options plan (SOP)
04/01/2020 - 1st and 2nd program	R$	3,940,478	1,846	6.8 years	01/01/2027
04/01/2021 - 3rd program	R$	666,616	1,275	5.8 years	01/01/2027
04/01/2021 - 4th program	R$	187,820	298	5.8 years	01/01/2027
04/01/2022	US$	290,099	4,593	6.8 years	01/01/2028
08/01/2022	US$	133,245	737	5.5 years	01/01/2028
09/01/2022	US$	87,629	170	5.4 years	01/01/2028
10/01/2022	US$	7,606	11	5.3 years	01/01/2028

Incentive stock options (ISO)
10/01/2022	US$	83,522	187	5.3 years	01/01/2027

Restricted stock units (RSU)
10/01/2022	US$	46,314	2,250	5.3 years	01/01/2027
11/01/2022	US$	1,399,998	59,771	3.5 years	01/01/2026

(i)	Conditional upon the grace period and assuming the possibility of anticipated vesting in face of a liquidity event.

The Board of Directors is entitled to select the participants of the program, at its sole discretion, among the Management, executives, employees and service providers of the Company and its subsidiaries. Additionally, the Board of Directors defines the terms of each program, when the option granted to the participants will become eligible for exercise (“vesting period”), including the possibility of anticipating the vesting period.

b. Cash-settled share-based payment arrangement

Stock option program

The stock options program settle in cash are under the plans mentioned above in item "a" - First Plan 2020 (2nd and 4th programs) and Second Plan 2022.

This stock option program was also migrated from the subsidiary CI&T Brazil to the Company. The number of granted options was proportionally adjusted by the equivalent of the Company’s shares.

The amount to be settled in cash is based on the increase of the Company’s share price between the grant date and the exercise date.

The key terms and conditions related to the grants under these programs are as follows:

Grant date	Currency	Number of granted options/RSUs	Contractual life	Limit date	Liabilities carrying amount as of December 31, 2022
Stock options plan (SOP)
04/01/2020 - 2nd Program	R$	69,774	6.8 years	01/01/2027	865
10/06/2021 - 3rd program	R$	6,065	5.3 years	01/01/2027	32
10/21/2021 - 4th program	R$	6,065	5.2 years	01/01/2027	16
10/11/2022	US$	13,101	5.3 years	01/01/2028	2

c.            Measurement of fair values

The Group calculated the fair value on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

The Company's grants under its share-based compensation plan with employees are measured based on fair value of the Group's shares at the grant date and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The Company estimated the following assumptions for the calculation of the fair value of the share options:

c.1 Equity settled.

Grant date	Currency	Exercise price	Share price at grant date	Interest rate	Volatility (% p.a.)	Fair value at grant date	Expected life (weighted-average)
Stock options plan (SOP)
04/01/2020 - 1st and 2nd Program	R$	9.58	21.68	24.19%	1.53%	0.48	3.7 years
04/01/2021 - 3rd program	R$	19.84	21.68	27.73%	2.66%	1.81	4.3 years
04/01/2021 - 4th program	R$	19.84	21.68	27.73%	2.66%	1.85	4.3 years
04/01/2022	US$	16.75	17.50	27.44%	0.39%	3.37	3.0 years
04/01/2022	US$	15.00	11.50	27.44%	2.60%	1.08	2.4 years
04/01/2022	US$	16.75-16.95	8.13	27.44%	3.26%	0.65	2.4 years
04/01/2022	US$	17.50	9.39	27.44%	3.83%	0.26	2.4 years

Incentive stock options (ISO)
10/01/2022	US$	16.75	9.39	27.44%	3.83%	0.44	2.3 years

Restricted stock units (RSU)
10/01/2022	US$	n/a	9.39	27.44%	3.83%	9.39	3.7 years
10/01/2022	US$	n/a	8.29	27.44%	4.07%	8.29	3.5 years

● Expected volatility: The expected volatility was estimated based on the historical volatility of the comparable companies share prices. The expected life of options represents the period of time the granted options are expected to be outstanding.

On October 29, 2021, as a result of the corporate reorganization (see note 1.a), the exercise price of the options changed from R$ 653.21 to R$ 9.58 for the 1st and 2nd programs and changed from R$ 1,352.00 to R$ 19.84 for the 3rd and 4th programs, to be updated according to the official national price index (IPCA / IBGE). The participants must pay the exercise price in cash and the program does not provide for alternatives for paying cash back to participants.

c.2 Cash-settled

Grant date	Currency	Exercise price	Share price at grant date	Interest rate	Volatility (% p.a.)	Fair value at grant date	Expected life (weighted-average)
Stock options plan (SOP)
04/01/2020 - 2nd Program	R$	9.58	21.68	1.53%	24.19%	7.76	3.7 years
21/06/2021 - 4th program	R$	19.84	21.68	27.73%	2.66%	16.86	4.3 years
10/21/2021 - 4th program	R$	19.84	21.68	27.73%	2.66%	16.86	4.3 years
10/01/2022	US$	16.75	9.98	3.83%	27.44%	2.10	2.3 years

The inputs used in the measurement of the fair value at grant date were remeasured at December 31, 2022:

Grant date	Currency	Exercise price	Share price on December 31, 2022	Interest rate	Volatility (% p.a.)	Fair value at remeasured date December 31, 2022	Expected life (weighted-average)
Stock options plan (SOP)
04/01/2020 - 2nd Program	R$	9.58	34.18	6.16%	31.71%	26.03	3.7 years
10/06/2021 - 4th program	R$	19.84	34.18	6.13%	31.71%	17.35	4.3 years
10/21/2021 - 4th program	R$	19.84	34.18	6.13%	31.71%	17.34	4.3 years
10/01/2022	US$	16.75	6.55	3.83%	31.71%	0.43	2.3 years

d. Reconciliation of outstanding share options and RSUs

The following shows the evolution of the share options and RSUs for the year ended at December 31, 2022:

d.1 Equity-settled

Grant date	Number of granted options/RSUs	(-) Canceled	(-) Exercised	Number of outstanding on 12/31/2022	Number of vested on 12/31/2022
Stock options plan (SOP)
04/01/2020 - 1st and 2nd Program	3,940,478	(78,360)	(965,052)	2,897,066	1,902,444
04/01/2021 - 3rd program	666,616	-	(71,716)	594,900	84,403
04/01/2021 - 4th program	187,820	(19,900)	(12,367)	155,553	24,624
04/01/2022	290,099	-	-	290,099	-
08/01/2022	133,245	-	-	133,245	-
09/01/2022	87,629	-	-	87,629	-
10/01/2022				-	-
	5,305,887	(98,260)	(1,049,135)	4,158,492	2,011,471

Incentive stock options (ISO)
10/01/2022	83,522	-	-	83,522	-
	83,522	-	-	83,522	-

Restricted stock units (RSU)
10/01/2022	46,314	-	-	46,314	-
11/10/2022	1,399,998	-	-	1,399,998	-
	1,446,312	-	-	1,446,312	-

d.2 Cash-settled

Grant date	Number of granted options/RSUs	(-) Canceled	(-) Exercised	Number of outstanding on 12/31/2022	Number of vested on 12/31/2022
Stock options plan (SOP)
04/01/2020 - 2nd Program	69,774	-	(1,774)	68,000	30,526
10/06/2021 - 3rd program	6,065	-	(909)	5,156	909
10/21/2021 - 4th program	6,065	-	-	6,065	909
10/01/2022	13,101	-	-	13,101	-

e.            Share-based compensation - shares granted to executive officers

Box 1824

On May 31, 2022, the Company granted to the former controlling shareholder of the subsidiary Box 1824 the right to receive 45,255 shares. Box’s shareholder became an executive of the Group, and the granting of the shares is conditioned to continuing employment in the Group until the first and second maturities, on May 31, 2026 and 2027, respectively. The fair value of the shares was estimated on the acquisition date of the subsidiary, based on the share price, in the amount of R$3,521.

In the year ended on December 31, 2022, the Group recognized in the statement of profit or loss an amount of R$ 448 related to expenses of the share-based compensation plan (shares granted) (see details in item “f”).

Comrade, Inc – McMillian Family Trust

In August 2017, the Company granted to the former controlling shareholders of the subsidiary Comrade, Inc. (later merged into CI&T US) the right to receive 16,530 shares. Comrade’s shareholders became executives of the Group, and the granting of the shares is conditioned to continuing employment in the Group for a period of four years from the acquisition date of Comrade. The fair value of the shares was estimated on the acquisition date of the subsidiary, using the “Black-Scholes” pricing model, in the amount of R$5,120.

On October 8, 2021, the executive officers exercised the options through the issuance of 16,530 new common shares, with no par value, at the total issuance price of R$28,697, subscribed by McMillian Family Trust. The subscribed shares were paid through the transfer of 15,896 shares issued by the subsidiary CI&T US to the subsidiary CI&T Brazil.

As of December 31, 2021, the impact on profit or loss totaled R$246 (R$751 as of December 31, 2020), see details below in item “f” – expenses recognized in profit or loss.

f.            Expenses recognized in profit or loss

	December 31, 2022	December 31, 2021	December 31, 2020
Plan in force:
Equity settled - SOP	1,776	967	142
Equity settled – RSU	3,401	-	-
Equity settled - ISO	49	-	-
Cash settled	(188)	1,318	41
Shares granted to executives’ officers	448	246	751
Expenses recognized in profit or loss (note 24)	5,486	2,531	934
Other effects in shareholders’ equity	-	1,282	1,751
Total	5,486	3,813	2,685

(-) Effect of cash settled	188	(1,318)	(41)
Effect of movements in exchange rates	(127)	3	8
Total shareholders’ equity	5,547	2,498	2,652